Significant Accounting Policies (Details 3)	6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020
Concentration risk, Percentage	10.00%	10.00%
Total revenues [Member] | Customer A [Member]
Concentration risk, Percentage	13.70%	17.20%
Total revenues [Member] | Customer B [Member]
Concentration risk, Percentage	2.20%	16.40%
Accounts receivable [Member] | Customer A [Member]
Concentration risk, Percentage	5.80%		5.50%
Accounts receivable [Member] | Customer B [Member]
Concentration risk, Percentage	4.40%		9.00%